Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonoperating Income (Expense) [Abstract]
Capital gain	$ 133		$ 855
Other	83	$ 120	82
Other income, net	$ 216	$ 120	$ 937